INCOME STATEMENT DETAILS (Schedule of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 111	₪ 106	[1]	₪ 177
Advertising and marketing	46	44		68
Selling commissions, net	27	29	[1]	82
Depreciation and amortization	77	54	[1]	55
Operating lease, rent and overhead expenses	19	23		29
Other	13	13		15
Total selling and marketing expenses	₪ 293	₪ 269		₪ 426

[1]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.